LEASES	12 Months Ended
Dec. 31, 2022
Leases
LEASES
7.	LEASES

The Group has operating leases for offices and warehouses. The Group recognized ROU assets of RMB 233,847 and RMB 163,877, and corresponding current liabilities of RMB 65,740 and RMB 64,734 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB 165,614 and RMB 100,469, as of December 31, 2021 and 2022. The amount of short-term lease is not material and no variable lease cost existed for the years ended December 31, 2020, 2021 and 2022, respectively

Lease expenses were RMB 41,936, RMB 73,756 and RMB 75,827 for the year ended December 31, 2020, 2021 and 2022. The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2022 were as follows:

As of December 31,
Year Ending December 31,	2022
2023	70,251
2024	57,351
2025	40,703
2026	6,629
2027	205
Total lease payment	175,139
Less: imputed interest	(9,936)
Present value of minimum operating lease payments	165,203

7.	LEASES (Continued)

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2020, 2021 and 2022 were RMB 40,792, RMB 77,722 and RMB 73,407. Right-of-use assets recorded in connection with the operating lease liabilities in non-cash transactions for the years ended 31 December, 2020, 2021 and 2022 were RMB 50,076, RMB 225,003 and RMB 10,274. Right-of-use assets decreased due to an early lease termination for the years ended December 31, 2020, 2021 and 2022 were RMB 1,685, RMB 23,624 and RMB 10,921.

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2021	2022
Weighted-average remaining lease term	3.6years	3.0years
Weighted-average discount rate	4.3%	4.3%